CERTIFICATION OF
            STRONG SHORT-TERM GLOBAL BOND FUND, INC.


STRONG SHORT-TERM GLOBAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated March 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 6 (File No. 33-74580; 811-8320), which was filed with the Securities and Exchange Commission on February 27, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.   The  form  of  Registrant's  Prospectus  and  Statement   of
Additional  Information that would have  been  filed  under  Rule
497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                         STRONG SHORT-TERM GLOBAL BOND FUND, INC.


                         /s/ John S. Weitzer
                         -------------------------------
                         By:  John S. Weitzer
                         Title:    Vice President



Dated:  March 4, 1997